Basis of Presentation - Summary of Transition Impacts (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023	Nov. 01, 2022	Oct. 31, 2022
Miscellaneous assets [abstract]
Deferred tax assets	$ 3,024	$ 3,420	$ 1,542	$ 1,542
Other Insurance-related assets			3,415
Other assets	155,106	172,552	4,957
Miscellaneous liabilities [abstract]
Insurance-related liabilities			13,382
Other Deferred tax liabilities			102
Other liabilities	$ 334,544	$ 351,776	13,484
Previously reported [Member]
Miscellaneous assets [abstract]
Deferred tax assets			1,175
Other Insurance-related assets			2,575
Other assets			3,750
Miscellaneous liabilities [abstract]
Insurance-related liabilities			11,201
Other Deferred tax liabilities			102
Other liabilities			11,303
IAS 40 accounting policy change impacts [member] | Increase (decrease) due to changes in accounting policy [member]
Miscellaneous assets [abstract]
Deferred tax assets			(51)
Other Insurance-related assets			183
Other assets			132
IFRS 17 [member] | Increase (decrease) due to changes in accounting policy [member]
Miscellaneous assets [abstract]
Deferred tax assets			418
Other Insurance-related assets			657
Other assets			1,075
Miscellaneous liabilities [abstract]
Insurance-related liabilities			2,181
Other liabilities			$ 2,181